RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended	2 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 27, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Number of shares issued	$ 25,000		$ 25,000 [1]
Related Party Loans Description			The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into warrants at a price of $1.00 per warrant.	The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into warrants at a price of $1.00 per warrant
Deferred offering expenses	0		$ 246,993
Due to Sponsor			$ 246,993	$ 318,074	$ 318,074
Sponsor [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares issued		$ 25,000
Share Price		$ 0.003
Number of shares issued, shares		7,906,250
Principal amount		$ 300,000
Due to Sponsor				318,074	318,074
Rubicon Technologies, LLC and Subsidiaries [Member] | Investors [Member] | Rubicon [Member]
Proceed from related party					400,000	$ 1,200,000	$ 1,900,000	$ 2,100,000
Accounts receivable				$ 300,000	$ 300,000		$ 200,000	$ 200,000

[1]	Included an aggregate of up to 1,031,250 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The over-allotment option was exercised in full on October 19, 2021; thus, these shares are no longer subject to forfeiture (see Note 5 and Note 8).